Not FDIC Insured May Lose Value No Bank Guarantee
4021-Q3PH

Schedule of Investments
(unaudited)
Franklin Floating Rate Master Series 2
Notes to Schedule of Investments 18

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited), April 30, 2025
Franklin Floating Rate Master Series
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country Shares a Value
% of Net
Assets
a
Common Stocks
Hotels, Restaurants & Leisure
a
24 Hour Fitness Worldwide, Inc. .................. United States 666,669 $ 28,334 0 .01
a
Machinery
b
UTEX Industries, Inc. .......................... United States 120,386 5,380,984 1 .19
Oil, Gas & Consumable Fuels
a
Talos Energy, Inc. ............................. United States 213,184 1,466,706 0 .33
a
Total Common Stocks (Cost $ 15,538,992 ) ...............................
6,876,024 1 .53
Management Investment Companies
Capital Markets
c
Franklin Senior Loan ETF ....................... United States 112,166 2,687,497 0 .59
d
Invesco Senior Loan ETF ....................... United States 191,000 3,957,520 0 .88
6,645,017 1 .47
Total Management Investment Companies (Cost $ 6,846,783 ) ..............
6,645,017 1 .47
Warrants
a a a a a
Warrants
Machinery
a,b
UTEX Industries, Inc. , 2/20/49 .................... United States 321 398 0.00
†
Total Warrants (Cost $ – ) ...............................................
398 0.00
†
Principal
Amount
*
a
Corporate Bonds
Air Freight & Logistics
e
Rand Parent LLC , Senior Secured Note , 144A, 8.5% ,
2/15/30 ................................... United States 1,950,000 1,815,563 0 .40
Capital Markets
e
Jane Street Group / JSG Finance, Inc. ,
Senior Secured Note , 144A, 4.5% , 11/15/29 ........ United States 1,300,000 1,238,843 0 .28
Senior Secured Note , 144A, 6.125% , 11/01/32 ...... United States 1,668,000 1,640,928 0 .36
2,879,771 0 .64
Chemicals
e
SCIH Salt Holdings, Inc. , Senior Secured Note , 144A,
4.875% , 5/01/28 ............................. United States 1,100,000 1,054,901 0 .23
Commercial Services & Supplies
e
Allied Universal Holdco LLC , Senior Secured Note , 144A,
7.875% , 2/15/31 ............................. United States 500,000 511,198 0 .11
e
Allied Universal Holdco LLC / Allied Universal Finance
Corp. , Senior Note , 144A, 9.75% , 7/15/27 ......... United States 1,600,000 1,607,105 0 .36
e
Neptune Bidco US, Inc. , Senior Secured Note , 144A,
9.29% , 4/15/29 ............................. United States 1,200,000 1,069,470 0 .24
3,187,773 0 .71
Containers & Packaging
e
Clydesdale Acquisition Holdings, Inc. , Senior Secured
Note , 144A, 6.75% , 4/15/32 .................... United States 100,000 102,332 0 .02
Entertainment
e
Banijay Entertainment SAS , Senior Secured Note , 144A,
8.125% , 5/01/29 ............................. France 600,000 615,522 0 .14

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
Corporate Bonds
(continued)
Ground Transportation
d,e
First Student Bidco, Inc. / First Transit Parent, Inc. , Senior
Secured Note , 144A, 4% , 7/31/29 ............... United States 500,000 $ 462,815 0 .10
Health Care Equipment & Supplies
e
Bausch + Lomb Corp. , Senior Secured Note , 144A,
8.375% , 10/01/28 ............................ United States 320,000 332,816 0 .07
Health Care Providers & Services
e
CHS/Community Health Systems, Inc. , Senior Secured
Note , 144A, 8% , 12/15/27 ..................... United States 1,500,000 1,501,683 0 .33
e,f
Radiology Partners, Inc. , Senior Secured Note , 144A,
PIK, 7.775% , 1/31/29 ......................... United States 1,748,549 1,689,764 0 .38
3,191,447 0 .71
Hotels, Restaurants & Leisure
e
Caesars Entertainment, Inc. , Senior Secured Note , 144A,
6.5% , 2/15/32 .............................. United States 1,400,000 1,408,544 0 .31
e
Great Canadian Gaming Corp. , Senior Secured Note ,
144A, 8.75% , 11/15/29 ........................ Canada 250,000 248,094 0 .05
e
International Game Technology plc , Senior Secured Note ,
144A, 5.25% , 1/15/29 ......................... United States 400,000 391,443 0 .09
2,048,081 0 .45
Independent Power and Renewable Electricity Producers
e
Calpine Corp. , Senior Secured Note , 144A, 4.5% , 2/15/28 United States 1,100,000 1,076,820 0 .24
Insurance
e
Acrisure LLC / Acrisure Finance, Inc. , Senior Secured
Note , 144A, 4.25% , 2/15/29 .................... United States 529,400 495,203 0 .11
e
Alliant Holdings Intermediate LLC / Alliant Holdings
Co-Issuer ,
Senior Note , 144A, 6.75% , 10/15/27 .............. United States 1,700,000 1,689,554 0 .38
Senior Secured Note , 144A, 6.5% , 10/01/31 ........ United States 1,500,000 1,498,800 0 .33
3,683,557 0 .82
IT Services
e
Fortress Intermediate 3, Inc. , Senior Secured Note , 144A,
7.5% , 6/01/31 .............................. United States 600,000 614,086 0 .14
Media
e
McGraw-Hill Education, Inc. , Senior Secured Note , 144A,
7.375% , 9/01/31 ............................. United States 100,000 102,283 0 .02
Passenger Airlines
e
Allegiant Travel Co. , Senior Secured Note , 144A, 7.25% ,
8/15/27 ................................... United States 1,200,000 1,109,348 0 .25
e
American Airlines, Inc. , Senior Secured Note , 144A,
8.5% , 5/15/29 .............................. United States 1,300,000 1,325,765 0 .29
e
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. ,
Senior Secured Note , 144A, 5.5% , 4/20/26 ......... United States 629,766 626,094 0 .14
e
Delta Air Lines, Inc. / SkyMiles IP Ltd. , Senior Secured
Note , 144A, 4.5% , 10/20/25 .................... United States 79,104 78,394 0 .02
e
United Airlines, Inc. , Senior Secured Note , 144A, 4.375% ,
4/15/26 ................................... United States 1,165,000 1,149,358 0 .25
4,288,959 0 .95
Personal Care Products
e
Coty, Inc. , Senior Secured Note , 144A, 5% , 4/15/26 .... United States 392,000 389,723 0 .09

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
Corporate Bonds
(continued)
Software
e
Cloud Software Group, Inc. , Secured Note , 144A, 9% ,
9/30/29 ................................... United States 1,100,000 $ 1,109,383 0 .25
Wireless Telecommunication Services
e
Vmed O2 UK Financing I plc , Senior Secured Bond ,
144A, 4.25% , 1/31/31 ......................... United Kingdom 360,000 314,503 0 .07
Total Corporate Bonds (Cost $ 27,368,913 ) ...............................
27,270,335 6 .05
Senior Floating Rate Interests
g
Aerospace & Defense
Dynasty Acquisition Co., Inc., First Lien, Initial CME Term
Loan, B1 , 6.322% , ( 1-month SOFR + 2% ), 10/31/31 .. United States 431,423 429,615 0 .10
Dynasty Acquisition Co., Inc., First Lien, Initial CME Term
Loan, B2 , 6.322% , ( 1-month SOFR + 2% ), 10/31/31 .. United States 164,100 163,412 0 .04
Signia Aerospace LLC, First Lien, Initial CME Term Loan ,
7.321% , ( 1-month SOFR + 3% ), 12/11/31 .......... United States 700,649 694,956 0 .15
TransDigm, Inc., First Lien, CME Term Loan, J , 6.799% ,
( 3-month SOFR + 2.5% ), 2/28/31 ................ United States 1,281,771 1,270,614 0 .28
2,558,597 0 .57
a a a a a a
g
Air Freight & Logistics
Clue Opco LLC, First Lien, CME Term Loan, B , 8.78% ,
( 3-month SOFR + 4.5% ), 12/19/30 ............... United States 2,972,523 2,694,518 0 .60
Rand Parent LLC, First Lien, CME Term Loan, B , 7.299% ,
( 3-month SOFR + 3% ), 3/18/30 ................. United States 2,586,122 2,403,477 0 .53
5,097,995 1 .13
a a a a a a
g
Automobile Components
Adient US LLC, First Lien, CME Term Loan, B2 , 6.572% ,
( 1-month SOFR + 2.25% ), 1/31/31 ............... United States 1,169,282 1,146,142 0 .26
Clarios Global LP, First Lien, 2024 Dollar CME Term
Loan , 6.822% , ( 1-month SOFR + 2.5% ), 5/06/30 .... United States 584,152 574,294 0 .13
Clarios Global LP, First Lien, Amendment No. 6 Dollar
CME Term Loan , 7.072% , ( 1-month SOFR + 2.75% ),
1/28/32 ................................... United States 1,609,724 1,580,886 0 .35
DexKo Global, Inc., First Lien, 2023 Incremental CME
Term Loan , 8.575% , ( 1-month SOFR + 4.25% ),
10/04/28 .................................. United States 389,803 362,029 0 .08
DexKo Global, Inc., First Lien, Closing Date Dollar
CME Term Loan , 8.186% , ( 1-month SOFR + 3.75% ),
10/04/28 .................................. United States 1,417,470 1,312,400 0 .29
First Brands Group LLC, First Lien, 2021 CME Term
Loan , 9.552% , ( 3-month SOFR + 5% ), 3/30/27 ...... United States 2,243,311 2,091,495 0 .46
First Brands Group LLC, First Lien, 2022-2 Incremental
CME Term Loan , 9.541% , ( 3-month SOFR + 5% ),
3/30/27 ................................... United States 2,303,892 2,146,939 0 .48
First Brands Group LLC, Second Lien, 2021 CME Term
Loan , 13.052% , ( 3-month SOFR + 8.5% ), 3/30/28 ... United States 1,871,447 1,595,409 0 .35
10,809,594 2 .40
a a a a a a
Beverages
g
Primo Brands Corp., First Lien, 2025 Refinancing CME
Term Loan , 6.549% , ( 3-month SOFR + 2.25% ), 3/31/28 United States 1,691,519 1,680,736 0 .37
g
Broadline Retail
GoodRx, Inc., First Lien, 2024 CME Term Loan , 8.072% ,
( 1-month SOFR + 3.75% ), 7/10/29 ............... United States 1,371,563 1,373,791 0 .30

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
Senior Floating Rate Interests
(continued)
g
Broadline Retail (continued)
h
Peer Holding III BV, First Lien, CME Term Loan, B4B ,
6.799% , ( 3-month SOFR + 2.5% ), 10/28/30 ........ Netherlands 120,000 $ 119,650 0 .03
Peer Holding III BV, First Lien, CME Term Loan, B5B ,
6.799% , ( 3-month SOFR + 2.5% ), 7/01/31 ......... Netherlands 1,703,672 1,698,885 0 .38
3,192,326 0 .71
a a a a a a
g
Building Products
AZZ, Inc., First Lien, Initial CME Term Loan , 6.822% ,
( 1-month SOFR + 2.5% ), 5/14/29 ................ United States 513,034 513,483 0 .11
Cornerstone Building Brands, Inc., First Lien, CME Term
Loan, C , 8.822% , ( 1-month SOFR + 4.5% ), 5/15/31 .. United States 817,808 677,374 0 .15
Cornerstone Building Brands, Inc., First Lien, New CME
Term Loan, B , 7.672% , ( 1-month SOFR + 3.25% ),
4/12/28 ................................... United States 1,317,072 1,157,008 0 .26
EMRLD Borrower LP, First Lien, Initial CME Term Loan,
B , 6.933% , ( 6-month SOFR + 2.5% ), 5/31/30 ....... United States 325,908 322,670 0 .07
MIWD Holdco II LLC, First Lien, 2024 Incremental CME
Term Loan , 7.322% , ( 1-month SOFR + 3% ), 3/28/31 . United States 1,537,484 1,516,605 0 .34
Quikrete Holdings, Inc., First Lien, CME Term Loan, B1 ,
6.572% , ( 1-month SOFR + 2.25% ), 4/14/31 ........ United States 1,002,930 985,634 0 .22
Quikrete Holdings, Inc., First Lien, CME Term Loan, B2 ,
6.572% , ( 1-month SOFR + 2.25% ), 3/19/29 ........ United States 1,846,835 1,821,349 0 .40
Quikrete Holdings, Inc., First Lien, CME Term Loan, B3 ,
6.572% , ( 1-month SOFR + 2.25% ), 2/10/32 ........ United States 1,268,966 1,245,674 0 .28
8,239,797 1 .83
a a a a a a
g
Capital Markets
AI Aqua Merger Sub, Inc., First Lien, 2025 Refinancing
CME Term Loan, B , 7.319% , ( 1-month SOFR + 3% ),
7/31/28 ................................... United States 2,253,421 2,230,346 0 .50
Aretec Group, Inc., First Lien, CME Term Loan, B3 ,
7.822% , ( 1-month SOFR + 3.5% ), 8/09/30 ......... United States 1,268,720 1,263,677 0 .28
Ascensus Group Holdings, Inc., First Lien, 2024 CME
Term Loan, B , 7.322% , ( 1-month SOFR + 3% ), 8/02/28 United States 1,674,133 1,667,855 0 .37
Deerfield Dakota Holding LLC, First Lien, Initial Dollar
CME Term Loan , 8.049% , ( 3-month SOFR + 3.75% ),
4/09/27 ................................... United States 1,452,943 1,380,957 0 .31
Edelman Financial Engines Center LLC (The), First Lien,
Initial CME Term Loan , 7.322% , ( 1-month SOFR + 3% ),
4/07/28 ................................... United States 1,509,679 1,505,988 0 .33
Edelman Financial Engines Center LLC (The), Second
Lien, 2024 Refinancing CME Term Loan , 9.572% ,
( 1-month SOFR + 5.25% ), 10/20/28 .............. United States 1,300,000 1,273,188 0 .28
First Eagle Holdings, Inc., First Lien, CME Term Loan, B2 ,
7.299% , ( 3-month SOFR + 3% ), 3/05/29 .......... United States 1,186,511 1,184,945 0 .26
GTCR Everest Borrower LLC, First Lien, Initial CME Term
Loan , 7.049% , ( 3-month SOFR + 2.75% ), 9/05/31 ... United States 694,776 691,573 0 .15
Guggenheim Partners Investment Management Holdings
LLC, First Lien, CME Term Loan, B , 6.799% , ( 3-month
SOFR + 2.5% ), 11/26/31 ...................... United States 471,260 471,455 0 .11
Jane Street Group LLC, First Lien, Extended CME Term
Loan , 6.313% , ( 3-month SOFR + 2% ), 12/15/31 ..... United States 1,650,466 1,630,075 0 .36
f
Russell Investments US Institutional Holdco, Inc., First
Lien, 2027 CME Term Loan , PIK, 9.28% , ( 3-month
SOFR + 5% ), 5/28/27 ......................... United States 2,545,262 2,379,726 0 .53
15,679,785 3 .48
a a a a a a

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
Senior Floating Rate Interests
(continued)
g
Chemicals
Hexion Holdings Corp., First Lien, 2024 Refinancing CME
Term Loan , 8.329% , ( 1-month SOFR + 4% ), 3/15/29 . United States 1,725,000 $ 1,683,720 0 .37
Hexion Holdings Corp., Second Lien, Initial CME Term
Loan , 11.859% , ( 1-month SOFR + 7.438% ), 3/15/30 .. United States 2,344,784 2,217,767 0 .49
INEOS US Finance LLC, First Lien, 2030 Dollar CME
Term Loan , 7.572% , ( 1-month SOFR + 3.25% ), 2/18/30 Luxembourg 512,226 480,724 0 .11
INEOS US Petrochem LLC, First Lien, New CME Term
Loan, B1 , 8.672% , ( 1-month SOFR + 4.25% ), 4/02/29 United States 1,518,789 1,306,159 0 .29
Lummus Technology Holdings V LLC, First Lien,
Amendment No. 2 Refinancing CME Term Loan, B ,
7.322% , ( 1-month SOFR + 3% ), 12/31/29 .......... United States 814,880 814,819 0 .18
Nouryon Finance BV, First Lien, November 2024 Dollar
CME Term Loan, B1 , 7.553% , ( 3-month SOFR +
3.25% ), 4/03/28 ............................. Netherlands 1,174,582 1,168,709 0 .26
SCIH Salt Holdings, Inc., First Lien, Incremental CME
Term Loan, B1 , 7.28% , ( 3-month SOFR + 3% ), 1/31/29 United States 2,043,684 2,027,539 0 .45
Vibrantz Technologies, Inc., First Lien, Initial CME Term
Loan , 8.642% , ( 3-month SOFR + 4.25% ), 4/23/29 ... United States 2,445,696 2,197,494 0 .49
11,896,931 2 .64
a a a a a a
g
Commercial Services & Supplies
Allied Universal Holdco LLC, First Lien, Initial USD CME
Term Loan , 8.172% , ( 1-month SOFR + 3.75% ), 5/12/28 United States 3,809,201 3,809,925 0 .85
Aramark Services, Inc., First Lien, CME Term Loan, B8 ,
6.322% , ( 1-month SOFR + 2% ), 6/24/30 .......... United States 323,014 323,518 0 .07
CCI Buyer, Inc., First Lien, Initial CME Term Loan ,
8.299% , ( 3-month SOFR + 4% ), 12/17/27 .......... United States 1,757,883 1,760,783 0 .39
h
Madison IAQ LLC, First Lien, CME Term Loan, B ,
7.385% , ( 12-month SOFR + 3.25% ), 3/29/32 ....... United States 1,500,000 1,488,285 0 .33
Madison IAQ LLC, First Lien, Initial CME Term Loan ,
6.762% , ( 6-month SOFR + 2.5% ), 6/21/28 ......... United States 1,782,567 1,768,868 0 .39
Neptune Bidco US, Inc., First Lien, Dollar CME Term
Loan, B , 9.33% , ( 3-month SOFR + 5% ), 4/11/29 ..... United States 3,124,050 2,765,675 0 .61
PG Polaris BidCo SARL, First Lien, Initial CME Term
Loan , 7.299% , ( 3-month SOFR + 3% ), 3/26/31 ...... Luxembourg 1,167,236 1,165,485 0 .26
Pitney Bowes, Inc., First Lien, CME Term Loan, B ,
8.072% , ( 1-month SOFR + 3.75% ), 3/19/32 ........ United States 2,600,000 2,564,250 0 .57
Prime Security Services Borrower LLC, First Lien, 2024-1
Refinancing CME Term Loan, B1 , 6.319% , ( 1-month
SOFR + 2% ), 10/15/30 ........................ United States 1,380,696 1,376,699 0 .31
Reworld Holding Corp., First Lien, 2024 Refinancing
CME Term Loan, B , 6.821% , ( 1-month SOFR + 2.5% ),
11/30/28 .................................. United States 1,094,287 1,091,551 0 .24
Reworld Holding Corp., First Lien, 2024 Refinancing
CME Term Loan, C , 6.821% , ( 1-month SOFR + 2.5% ),
11/30/28 .................................. United States 60,248 60,098 0 .01
Spin Holdco, Inc., First Lien, Initial CME Term Loan ,
8.562% , ( 3-month SOFR + 4% ), 3/06/28 .......... United States 3,833,941 3,153,129 0 .70
21,328,266 4 .73
a a a a a a
Communications Equipment
g
Delta Topco, Inc., First Lien, Fourth Amendment
Refinancing CME Term Loan , 7.069% , ( 3-month SOFR
+ 2.75% ), 11/30/29 ........................... United States 2,955,126 2,937,898 0 .65
g
Construction & Engineering
Artera Services LLC, First Lien, CME Term Loan, C ,
8.799% , ( 3-month SOFR + 4.5% ), 2/18/31 ......... United States 810,000 774,311 0 .17

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
Senior Floating Rate Interests
(continued)
g
Construction & Engineering (continued)
Brand Industrial Services, Inc., First Lien, CME Term
Loan, C , 8.791% , ( 3-month SOFR + 4.5% ), 8/01/30 .. United States 961,165 $ 893,792 0 .20
Chromalloy Corp., First Lien, CME Term Loan , 8.038% ,
( 3-month SOFR + 3.75% ), 3/27/31 ............... United States 860,076 848,465 0 .19
Red SPV LLC, First Lien, Initial CME Term Loan , 6.579% ,
( 1-month SOFR + 2.25% ), 3/15/32 ............... United Kingdom 897,163 893,799 0 .20
Zekelman Industries, Inc., First Lien, 2024 CME Term
Loan , 6.571% , ( 1-month SOFR + 2.25% ), 1/24/31 ... United States 383,088 382,197 0 .08
3,792,564 0 .84
a a a a a a
Consumer Finance
g
Neon Maple US Debt Mergersub, Inc., First Lien, Term
Loan, B1 , 7.325% , ( TSFR1M + 3% ), 11/17/31 ...... United States 1,684,665 1,675,972 0 .37
g
Containers & Packaging
h
Charter Next Generation, Inc., First Lien, 2024
Replacement CME Term Loan , 7.071% , ( 1-month
SOFR + 2.75% ), 11/29/30 ..................... United States 3,545,855 3,539,650 0 .79
h
Clydesdale Acquisition Holdings, Inc., First Lien, 2025
Incremental Closing Date CME Term Loan, B , 7.548% ,
( 3-month SOFR + 3.25% ), 4/01/32 ............... United States 2,323,904 2,307,939 0 .51
h ,i
Clydesdale Acquisition Holdings, Inc., First Lien, 2025
Incremental Delayed Draw CME Term Loan, B , 7.48% ,
( 3-month SOFR + 3.25% ), 4/01/32 ............... United States 1,219 1,210 0.00
†
Klockner Pentaplast of America, Inc., First Lien, USD
CME Term Loan, B , 9.227% , ( 6-month SOFR +
4.725% ), 2/09/26 ............................ Luxembourg 2,522,494 2,282,227 0 .51
Mauser Packaging Solutions Holding Co., First Lien,
Initial CME Term Loan , 7.319% , ( 1-month SOFR + 3% ),
4/15/27 ................................... United States 1,013,821 1,001,361 0 .22
ProAmpac PG Borrower LLC, First Lien, 2024 CME Term
Loan, B , 8.282% , ( 3-month SOFR + 4% ), 9/15/28 .... United States 1,250,874 1,234,299 0 .27
SupplyOne, Inc., First Lien, CME Term Loan, B , 8.072% ,
( 1-month SOFR + 3.75% ), 4/21/31 ............... United States 1,444,592 1,438,272 0 .32
11,804,958 2 .62
a a a a a a
g
Distributors
BCPE Empire Holdings, Inc., First Lien, Amendment
No. 8 Incremental CME Term Loan , 7.572% , ( 1-month
SOFR + 3.25% ), 12/11/30 ..................... United States 1,548,105 1,534,761 0 .34
Core & Main LP, First Lien, CME Term Loan, E , 6.27% ,
( 6-month SOFR + 2% ), 2/10/31 ................. United States 521,062 521,281 0 .12
Verde Purchaser LLC, First Lien, Second Refinancing
CME Term Loan , 8.299% , ( 3-month SOFR + 4% ),
11/30/30 .................................. United States 3,089,729 3,069,707 0 .68
5,125,749 1 .14
a a a a a a
g
Diversified Consumer Services
Ascend Learning LLC, First Lien, Initial CME Term Loan ,
7.322% , ( 1-month SOFR + 3% ), 12/11/28 .......... United States 1,438,531 1,424,526 0 .32
h
Ascend Learning LLC, Second Lien, Initial CME Term
Loan , 10.172% , ( 1-month SOFR + 5.75% ), 12/10/29 . United States 995,008 981,640 0 .22
KUEHG Corp., First Lien, 2024 Refinancing CME Term
Loan , 7.549% , ( 3-month SOFR + 3.25% ), 6/12/30 ... United States 1,141,818 1,139,375 0 .25
Learning Care Group US No. 2, Inc., First Lien, CME
Term Loan, B , 8.288% , ( 3-month SOFR + 4% ), 8/11/28 United States 399,915 398,716 0 .09

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
Senior Floating Rate Interests
(continued)
g
Diversified Consumer Services (continued)
Mavis Tire Express Services Topco Corp., First Lien, 2025
Incremental CME Term Loan , 7.313% , ( 3-month SOFR
+ 3% ), 5/04/28 .............................. United States 394,569 $ 390,304 0 .09
Pre-Paid Legal Services, Inc., First Lien, Initial CME Term
Loan , 7.572% , ( 1-month SOFR + 3.25% ), 12/07/28 .. United States 558,211 553,792 0 .12
Spring Education Group, Inc., First Lien, CME Term Loan ,
8.299% , ( 3-month SOFR + 4% ), 9/30/30 .......... United States 464,682 464,199 0 .10
Wand NewCo 3, Inc., First Lien, Initial CME Term Loan ,
6.822% , ( 1-month SOFR + 2.5% ), 1/30/31 ......... United States 1,626,672 1,606,794 0 .36
6,959,346 1 .55
a a a a a a
g
Diversified Telecommunication Services
Global Tel*Link Corp., First Lien, Initial CME Term Loan ,
11.825% , ( 1-month SOFR + 7.5% ), 7/31/29 ........ United States 1,611,900 1,523,246 0 .34
Zayo Group Holdings, Inc., First Lien, 2022 Incremental
CME Term Loan , 8.572% , ( 1-month SOFR + 4.25% ),
3/09/27 ................................... United States 1,092,323 1,024,670 0 .23
Zayo Group Holdings, Inc., First Lien, Initial Dollar CME
Term Loan , 7.436% , ( 1-month SOFR + 3% ), 3/09/27 . United States 1,623,553 1,514,978 0 .33
4,062,894 0 .90
a a a a a a
Electric Utilities
g
Hamilton Projects Acquiror LLC, First Lien, CME Term
Loan , 7.322% , ( 1-month SOFR + 3% ), 5/30/31 ...... United States 300,156 301,523 0 .07
g
Electrical Equipment
Roper Industrial Products Investment Co. LLC, First Lien,
Dollar CME Term Loan, D , 7.049% , ( 3-month SOFR +
2.75% ), 11/22/29 ............................ United States 788,780 782,864 0 .18
WEC US Holdings, Inc., First Lien, Initial CME Term Loan ,
6.574% , ( 1-month SOFR + 2.25% ), 1/27/31 ........ United States 1,502,929 1,491,191 0 .33
2,274,055 0 .51
a a a a a a
g
Electronic Equipment, Instruments & Components
Coherent Corp., First Lien, CME Term Loan, B2 , 6.322% ,
( 1-month SOFR + 2% ), 7/02/29 ................. United States 315,607 312,714 0 .07
Minimax Viking GmbH, First Lien, Senior (USD) CME
Term Loan, B , 6.572% , ( 1-month SOFR + 2.25% ),
2/20/32 ................................... Germany 408,082 407,062 0 .09
719,776 0 .16
a a a a a a
g
Entertainment
Banijay Entertainment SAS, First Lien, CME Term Loan,
B3 , 7.069% , ( 1-month SOFR + 2.75% ), 3/01/28 ..... France 616,984 614,411 0 .14
Playtika Holding Corp., First Lien, CME Term Loan, B1 ,
7.186% , ( 1-month SOFR + 2.75% ), 3/13/28 ........ United States 1,103,643 1,080,936 0 .24
UFC Holdings LLC, First Lien, CME Term Loan, B4 ,
6.58% , ( 3-month SOFR + 2.25% ), 11/21/31 ........ United States 4,127,352 4,127,992 0 .91
5,823,339 1 .29
a a a a a a
g
Financial Services
Belfor Holdings, Inc., First Lien, CME Term Loan, B3 ,
7.322% , ( 1-month SOFR + 3% ), 11/01/30 .......... United States 1,212,371 1,210,856 0 .27
Boost Newco Borrower LLC, First Lien, CME Term Loan,
B2 , 8.474% , ( 3-month SOFR + 4.175% ), 1/31/31 .... United States 5,180,266 5,175,941 1 .15
Priority Holdings LLC, First Lien, Initial CME Term Loan ,
9.072% , ( 1-month SOFR + 4.75% ), 5/16/31 ........ United States 1,056,958 1,056,958 0 .23

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
Senior Floating Rate Interests
(continued)
g
Financial Services (continued)
Red Planet Borrower LLC, First Lien, CME Term Loan, B ,
7.925% , ( 1-month SOFR + 3.5% ), 10/02/28 ........ United States 973,474 $ 955,221 0 .21
8,398,976 1 .86
a a a a a a
Food Products
g
Simply Good Foods USA, Inc., First Lien, Initial CME
Term Loan , 6.322% , ( 1-month SOFR + 2% ), 3/17/27 . United States 82,826 83,175 0 .02
g
Ground Transportation
Albion Financing 3 SARL, First Lien, 2025 Amended
USD CME Term Loan , 7.293% , ( 3-month SOFR + 3% ),
8/16/29 ................................... Luxembourg 611,501 612,076 0 .14
First Student Bidco, Inc., First Lien, CME Term Loan, B ,
6.799% , ( 3-month SOFR + 2.5% ), 7/21/28 ......... United States 1,751,883 1,746,820 0 .39
First Student Bidco, Inc., First Lien, CME Term Loan, B2 ,
6.799% , ( 3-month SOFR + 2.5% ), 7/21/28 ......... United States 1,108,241 1,104,972 0 .24
First Student Bidco, Inc., First Lien, Initial CME Term
Loan, C , 6.799% , ( 3-month SOFR + 2.5% ), 7/21/28 .. United States 535,746 534,198 0 .12
Kenan Advantage Group, Inc. (The), First Lien, U.S. CME
Term Loan, B4 , 7.572% , ( 1-month SOFR + 3.25% ),
1/25/29 ................................... United States 2,264,106 2,227,314 0 .49
f
LaserShip, Inc., First Lien, CME Term Loan, B1 , PIK,
6.061% , ( 3-month SOFR + 1.5% ), 8/10/29 ......... United States 2,452,633 1,210,511 0 .27
f
LaserShip, Inc., First Lien, CME Term Loan, D , PIK,
6.061% , ( 3-month SOFR + 1.5% ), 8/10/29 ......... United States 1,776,045 260,849 0 .06
Savage Enterprises LLC, First Lien, Refinancing CME
Term Loan , 7.069% , ( 1-month SOFR + 2.75% ), 9/15/28 United States 368,789 368,922 0 .08
WWEX UNI TopCo Holdings LLC, First Lien, Initial CME
Term Loan , 8.299% , ( 3-month SOFR + 4% ), 7/26/28 . United States 1,484,655 1,442,275 0 .32
9,507,937 2 .11
a a a a a a
g
Health Care Equipment & Supplies
Bausch + Lomb Corp., First Lien, Initial CME Term Loan ,
7.67% , ( 1-month SOFR + 3.25% ), 5/10/27 ......... United States 589,394 583,465 0 .13
Medline Borrower LP, First Lien, Dollar Incremental
CME Term Loan , 6.572% , ( 1-month SOFR + 2.25% ),
10/23/28 .................................. United States 5,935,334 5,902,245 1 .31
US Radiology Specialists, Inc. (US Outpatient Imaging
Services, Inc.), First Lien, CME Term Loan , 9.049% ,
( 3-month SOFR + 4.75% ), 12/15/27 .............. United States 1,732,166 1,734,876 0 .38
8,220,586 1 .82
a a a a a a
g
Health Care Providers & Services
ADMI Corp., First Lien, Amendment No. 4 Refinancing
CME Term Loan , 7.811% , ( 1-month SOFR + 3.375% ),
12/23/27 .................................. United States 2,399,155 2,300,190 0 .51
ADMI Corp., First Lien, Amendment No. 5 CME Term
Loan , 8.186% , ( 1-month SOFR + 3.75% ), 12/23/27 .. United States 1,461,576 1,399,459 0 .31
ADMI Corp., First Lien, CME Term Loan, B5 , 10.072% ,
( 1-month SOFR + 5.75% ), 12/23/27 .............. United States 333,442 329,552 0 .07
Aveanna Healthcare LLC, First Lien, 2021 Extended CME
Term Loan , 8.163% , ( 3-month SOFR + 3.75% ), 7/17/28 United States 4,202,976 4,134,699 0 .92
Charlotte Buyer, Inc., First Lien, Second Refinancing
CME Term Loan , 8.571% , ( 1-month SOFR + 4.25% ),
2/11/28 ................................... United States 3,271,381 3,260,569 0 .72
CNT Holdings I Corp., First Lien, 2025 Replacement CME
Term Loan , 6.802% , ( 3-month SOFR + 2.5% ), 11/08/32 United States 2,394,601 2,384,963 0 .53

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
Senior Floating Rate Interests
(continued)
g
Health Care Providers & Services (continued)
Concentra Health Services, Inc., First Lien, CME Term
Loan, B1 , 6.322% , ( 1-month SOFR + 2% ), 7/28/31 ... United States 306,923 $ 305,005 0 .07
Dermatology Intermediate Holdings III, Inc., First Lien,
Initial CME Term Loan , 8.53% , ( 3-month SOFR +
4.25% ), 3/26/29 ............................. United States 1,384,494 1,284,984 0 .29
LifePoint Health, Inc., First Lien, 2024-2 Refinancing CME
Term Loan , 7.817% , ( 3-month SOFR + 3.5% ), 5/19/31 United States 1,102,381 1,079,187 0 .24
LifePoint Health, Inc., First Lien, CME Term Loan, B1 ,
8.006% , ( 3-month SOFR + 3.75% ), 5/19/31 ........ United States 3,391,500 3,334,268 0 .74
Medical Solutions Holdings, Inc., First Lien, CME Term
Loan , 7.88% , ( 3-month SOFR + 3.5% ), 11/01/28 .... United States 1,439,818 879,887 0 .20
MPH Acquisition Holdings LLC, First Lien, Exchange First
Out CME Term Loan , 8.03% , ( 3-month SOFR + 3.75% ),
12/31/30 .................................. United States 251,943 249,298 0 .06
MPH Acquisition Holdings LLC, First Lien, Second Out
CME Term Loan , 9.141% , ( 3-month SOFR + 4.6% ),
12/31/30 .................................. United States 2,088,454 1,670,763 0 .37
National Mentor Holdings, Inc., First Lien, Initial CME
Term Loan , 8.17% , ( 1-month SOFR + 3.75%; 3-month
SOFR + 3.75% ), 3/02/28 ...................... United States 1,966,797 1,881,163 0 .42
National Mentor Holdings, Inc., First Lien, Initial CME
Term Loan, C , 8.149% , ( 3-month SOFR + 3.75% ),
3/02/28 ................................... United States 68,346 65,370 0 .01
Pathway Vet Alliance LLC, First Lien, 2021 Replacement
Term Loan , 8.34% , ( TSFR3M + 3.75% ), 3/31/27 ..... United States 2,768,841 2,172,391 0 .48
Pathway Vet Alliance LLC, First Lien, CME Term Loan, A ,
9.28% , ( 3-month SOFR + 5% ), 6/30/28 ........... United States 420,369 416,516 0 .09
Phoenix Guarantor, Inc., First Lien, CME Term Loan, B5 ,
6.825% , ( 1-month SOFR + 2.5% ), 2/21/31 ......... United States 960,133 954,996 0 .21
f
Radiology Partners, Inc., First Lien, CME Term Loan, B ,
PIK, 7.939% , ( 1-month SOFR + 3.5% ), 1/31/29 ..... United States 2,911,570 2,819,855 0 .63
Surgery Center Holdings, Inc., First Lien, 2024
Refinancing CME Term Loan , 7.07% , ( 1-month SOFR +
2.75% ), 12/19/30 ............................ United States 282,051 281,611 0 .06
US Anesthesia Partners, Inc., First Lien, Initial CME Term
Loan , 8.688% , ( 1-month SOFR + 4.25% ), 10/02/28 .. United States 1,572,576 1,558,518 0 .35
Waystar Technologies, Inc., First Lien, Initial CME Term
Loan , 6.572% , ( 1-month SOFR + 2.25% ), 10/22/29 .. United States 875,919 873,729 0 .19
33,636,973 7 .47
a a a a a a
g
Health Care Technology
AthenaHealth Group, Inc., First Lien, Initial CME Term
Loan , 7.322% , ( 1-month SOFR + 3% ), 2/15/29 ...... United States 4,596,571 4,565,705 1 .01
Cotiviti, Inc., First Lien, Amendment No. 2 CME Term
Loan , 7.077% , ( 3-month SOFR + 2.75% ), 3/26/32 ... United States 1,200,000 1,176,498 0 .26
Cotiviti, Inc., First Lien, New CME Term Loan, B , 7.074% ,
( 1-month SOFR + 2.75% ), 5/01/31 ............... United States 1,856,297 1,822,652 0 .41
7,564,855 1 .68
a a a a a a
g
Hotels, Restaurants & Leisure
Bally's Corp., First Lien, CME Term Loan, B , 7.784% ,
( 3-month SOFR + 3.25% ), 10/02/28 .............. United States 1,348,533 1,172,098 0 .26
Caesars Entertainment, Inc., First Lien, 2023 Incremental
CME Term Loan, B , 6.563% , ( 3-month SOFR + 2.25% ),
2/06/30 ................................... United States 1,227,140 1,213,028 0 .27
Entain plc, First Lien, CME Term Loan, B3 , 7.053% ,
( 3-month SOFR + 2.75% ), 10/31/29 .............. United Kingdom 1,018,695 1,019,540 0 .23

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
Senior Floating Rate Interests
(continued)
g
Hotels, Restaurants & Leisure (continued)
Fertitta Entertainment LLC, First Lien, Initial CME Term
Loan, B , 7.822% , ( 1-month SOFR + 3.5% ), 1/29/29 .. United States 1,996,831 $ 1,950,036 0 .43
Flutter Financing BV, First Lien, 2024 Refinancing CME
Term Loan, B , 6.049% , ( 3-month SOFR + 1.75% ),
12/02/30 .................................. Ireland 1,324,229 1,307,266 0 .29
Flynn Restaurant Group LP, First Lien, 2025 CME Term
Loan , 8.305% , ( 12-month SOFR + 4% ), 1/28/32 ..... United States 1,287,714 1,260,755 0 .28
Flynn Restaurant Group LP, First Lien, CME Term Loan ,
8.686% , ( 1-month SOFR + 4.25% ), 12/01/28 ....... United States 2,449,395 2,437,148 0 .54
Golden State Foods LLC, First Lien, Initial CME Term
Loan , 8.571% , ( 1-month SOFR + 4.25% ), 12/04/31 .. United States 843,241 846,028 0 .19
Great Canadian Gaming Corp., First Lien, CME Term
Loan, B , 9.053% , ( 3-month SOFR + 4.75% ), 11/01/29 Canada 1,142,356 1,104,087 0 .24
Hilton Grand Vacations Borrower LLC, First Lien, Initial
CME Term Loan , 6.322% , ( 1-month SOFR + 2% ),
8/02/28 ................................... United States 919,972 905,096 0 .20
h
IRB Holding Corp., First Lien, 2024 Second Replacement
CME Term Loan, B , 6.822% , ( 1-month SOFR + 2.5% ),
12/15/27 .................................. United States 4,000,765 3,976,080 0 .88
Light & Wonder International, Inc., First Lien, CME Term
Loan, B2 , 6.57% , ( 1-month SOFR + 2.25% ), 4/16/29 . United States 1,668,783 1,669,484 0 .37
Ontario Gaming GTA LP, First Lien, CME Term Loan, B ,
8.549% , ( 3-month SOFR + 4.25% ), 8/01/30 ........ Canada 2,034,272 1,973,753 0 .44
Penn Entertainment, Inc., First Lien, CME Term Loan, B ,
6.822% , ( 1-month SOFR + 2.5% ), 5/03/29 ......... United States 1,333,789 1,331,375 0 .30
Scientific Games Holdings LP, First Lien, 2024
Refinancing Dollar CME Term Loan , 7.285% , ( 3-month
SOFR + 3% ), 4/04/29 ......................... United States 1,706,619 1,693,820 0 .38
Whatabrands LLC, First Lien, 2024-2 Refinancing CME
Term Loan. B , 6.822% , ( 1-month SOFR + 2.5% ),
8/03/28 ................................... United States 1,647,383 1,640,241 0 .36
25,499,835 5 .66
a a a a a a
Household Durables
g
Hunter Douglas, Inc., First Lien, CME Term Loan, B1 ,
7.549% , ( 3-month SOFR + 3.25% ), 1/16/32 ........ Netherlands 1,427,598 1,395,777 0 .31
g
Independent Power and Renewable Electricity Producers
Calpine Construction Finance Co. LP, First Lien,
Refinancing CME Term Loan , 6.322% , ( 1-month SOFR
+ 2% ), 7/19/30 .............................. United States 796,000 794,671 0 .18
Calpine Corp., First Lien, 2024 CME Term Loan , 6.072% ,
( 1-month SOFR + 1.75% ), 1/31/31 ............... United States 995,000 992,144 0 .22
Talen Energy Supply LLC, First Lien, 2024-1 Incremental
CME Term Loan, B , 6.818% , ( 3-month SOFR + 2.5% ),
12/11/31 .................................. United States 322,063 321,575 0 .07
Talen Energy Supply LLC, First Lien, Initial CME Term
Loan, B , 6.818% , ( 3-month SOFR + 2.5% ), 5/17/30 .. United States 3,221,287 3,217,260 0 .71
5,325,650 1 .18
a a a a a a
g
Insurance
Acrisure LLC, First Lien, CME Term Loan, B6 , 7.322% ,
( 1-month SOFR + 3% ), 11/06/30 ................ United States 3,579,548 3,546,008 0 .79
Alliant Holdings Intermediate LLC, First Lien, Initial CME
Term Loan , 7.073% , ( 1-month SOFR + 2.75% ), 9/19/31 United States 4,408,310 4,382,830 0 .97
AmWINS Group, Inc., First Lien, Initial CME Term Loan ,
6.572% , ( 1-month SOFR + 2.25% ), 1/30/32 ........ United States 320,261 319,036 0 .07

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
Senior Floating Rate Interests
(continued)
g
Insurance (continued)
h
AssuredPartners, Inc., First Lien, 2024 CME Term Loan ,
7.822% , ( 1-month SOFR + 3.5% ), 2/14/31 ......... United States 7,780,496 $ 7,789,832 1 .73
Asurion LLC, First Lien, New CME Term Loan, B11 ,
8.672% , ( 1-month SOFR + 4.25% ), 8/21/28 ........ United States 1,133,870 1,102,082 0 .25
Asurion LLC, First Lien, New CME Term Loan, B8 ,
7.686% , ( 1-month SOFR + 3.25% ), 12/23/26 ....... United States 1,107,108 1,100,011 0 .24
Asurion LLC, Second Lien, New CME Term Loan, B3 ,
9.686% , ( 1-month SOFR + 5.25% ), 1/31/28 ........ United States 2,652,263 2,486,019 0 .55
Asurion LLC, Second Lien, New CME Term Loan, B4 ,
9.686% , ( 1-month SOFR + 5.25% ), 1/19/29 ........ United States 3,248,036 2,992,253 0 .66
Broadstreet Partners, Inc., First Lien, 2024 CME Term
Loan, B , 7.322% , ( 1-month SOFR + 3% ), 6/16/31 .... United States 898,313 895,210 0 .20
HUB International Ltd., First Lien, 2025 Incremental CME
Term Loan , 6.769% , ( 3-month SOFR + 2.5% ), 6/20/30 United States 8,063,552 8,021,137 1 .78
Sedgwick Claims Management Services, Inc., First Lien,
2024 CME Term Loan , 7.313% , ( 3-month SOFR + 3% ),
7/31/31 ................................... United States 5,710,636 5,690,563 1 .26
Truist Insurance Holdings LLC, First Lien, CME Term
Loan, B , 7.049% , ( 3-month SOFR + 2.75% ), 5/06/31 . United States 1,904,248 1,886,005 0 .42
40,210,986 8 .92
a a a a a a
g
IT Services
Barracuda Networks, Inc., First Lien, Initial CME Term
Loan , 8.78% , ( 3-month SOFR + 4.5% ), 8/15/29 ..... United States 1,627,025 1,364,578 0 .30
Fortress Intermediate 3, Inc., First Lien, Initial CME Term
Loan , 8.072% , ( 1-month SOFR + 3.75% ), 6/27/31 ... United States 1,967,332 1,930,444 0 .43
Gainwell Acquisition Corp., First Lien, CME Term Loan, B ,
8.399% , ( 3-month SOFR + 4% ), 10/01/27 .......... United States 1,416,709 1,321,747 0 .29
MH Sub I LLC (Micro Holding Corp.), First Lien, CME
Term Loan , 8.575% , ( 1-month SOFR + 4.25% ), 5/03/28 United States 2,034,858 1,930,571 0 .43
MH Sub I LLC, First Lien, 2024 December New CME
Term Loan , 8.575% , ( 1-month SOFR + 4.25% ),
12/31/31 .................................. United States 2,175,173 1,913,956 0 .43
h
MH Sub I LLC, Second Lien, 2021 Replacement CME
Term Loan , 10.575% , ( 1-month SOFR + 6.25% ),
2/23/29 ................................... United States 1,600,000 1,435,712 0 .32
9,897,008 2 .20
a a a a a a
Leisure Products
g
Recess Holdings, Inc., First Lien, Amendment No. 5 CME
Term Loan , 8.025% , ( 3-month SOFR + 3.75% ), 2/21/30 United States 106,720 105,937 0 .02
g
Machinery
CPM Holdings, Inc., First Lien, Initial CME Term Loan ,
8.824% , ( 1-month SOFR + 4.5% ), 9/28/28 ......... United States 2,474,937 2,401,716 0 .53
Crosby US Acquisition Corp., First Lien, Amendment No.
4 Replacement CME Term Loan , 7.825% , ( 1-month
SOFR + 3.5% ), 8/16/29 ....................... United States 825,700 826,158 0 .18
Filtration Group Corp., First Lien, 2025 Incremental Dollar
CME Term Loan , 7.322% , ( 1-month SOFR + 3% ),
10/23/28 .................................. United States 3,292,308 3,293,197 0 .73
h
Madison Safety & Flow LLC, First Lien, 2025 Incremental
CME Term Loan , 7.072% , ( 1-month SOFR + 2.75% ),
9/26/31 ................................... United States 998,781 992,539 0 .22
Pro Mach Group, Inc., First Lien, Amendment No. 5
Refinancing CME Term Loan , 7.075% , ( 1-month SOFR
+ 2.75% ), 8/31/28 ........................... United States 1,978,149 1,968,951 0 .44

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
Senior Floating Rate Interests
(continued)
g
Machinery (continued)
TK Elevator Midco GmbH, First Lien, CME Term Loan, C ,
7.737% , ( 6-month SOFR + 3.5% ), 4/30/30 ......... Germany 1,917,559 $ 1,912,411 0 .43
11,394,972 2 .53
a a a a a a
g
Media
Cengage Learning, Inc., First Lien, 2024 Refinancing
CME Term Loan , 7.827% , ( 1-month SOFR + 3.5%;
3-month SOFR + 3.5% ), 3/24/31 ................ United States 806,171 803,789 0 .18
DIRECTV Financing LLC, First Lien, 2024 Refinancing
CME Term Loan, B , 9.791% , ( 3-month SOFR + 5.25% ),
8/02/29 ................................... United States 204,808 198,741 0 .04
Gray Media, Inc., First Lien, CME Term Loan, D , 7.438% ,
( 1-month SOFR + 3% ), 12/01/28 ................ United States 759,471 703,714 0 .16
iHeartCommunications, Inc., First Lien, Refinanced CME
Term Loan, B , 10.213% , ( 1-month SOFR + 5.775% ),
5/01/29 ................................... United States 2,780,866 2,152,849 0 .48
McGraw-Hill Education, Inc., First Lien, CME Term Loan,
B , 7.572% , ( 1-month SOFR + 3.25% ), 8/06/31 ...... United States 656,130 655,369 0 .15
Nexstar Media, Inc., First Lien, CME Term Loan, B4 ,
6.936% , ( 1-month SOFR + 2.5% ), 9/18/26 ......... United States 422,355 422,948 0 .09
4,937,410 1 .10
a a a a a a
g
Oil, Gas & Consumable Fuels
EPIC Crude Services LP, First Lien, CME Term Loan ,
7.256% , ( 3-month SOFR + 3% ), 10/15/31 .......... United States 1,197,000 1,197,215 0 .26
UGI Energy Services LLC, First Lien, Initial CME Term
Loan , 7.963% , ( 12-month SOFR + 2.75% ), 2/22/30 .. United States 1,254,769 1,256,024 0 .28
2,453,239 0 .54
a a a a a a
Paper & Forest Products
g
Glatfelter Corp., First Lien, CME Term Loan , 8.563% ,
( 3-month SOFR + 4.25% ), 11/04/31 .............. United States 997,500 957,914 0 .21
g
Passenger Airlines
h
AAdvantage Loyalty IP Ltd., First Lien, CME Term Loan ,
6.522% , ( 3-month SOFR + 2.25% ), 4/20/28 ........ United States 3,083,958 3,025,440 0 .67
American Airlines, Inc., First Lien, Initial CME Term Loan ,
6.507% , ( 6-month SOFR + 2.25% ), 6/04/29 ........ United States 891,000 867,798 0 .19
United Airlines, Inc., First Lien, CME Term Loan, B ,
6.275% , ( 3-month SOFR + 2% ), 2/24/31 .......... United States 830,804 829,898 0 .19
4,723,136 1 .05
a a a a a a
Personal Care Products
g ,h
Opal LLC, First Lien, CME Term Loan , 7.385% , ( 3-month
SOFR + 3.25% ), 3/31/32 ...................... United States 1,500,000 1,489,695 0 .33
g
Pharmaceuticals
Endo Finance Holdings, Inc., First Lien, 2024 Refinancing
CME Term Loan , 8.322% , ( 1-month SOFR + 4% ),
4/23/31 ................................... United States 367,611 357,042 0 .08
Organon & Co., First Lien, 2024 Refinancing Dollar CME
Term Loan , 6.57% , ( 1-month SOFR + 2.25% ), 5/19/31 United States 868,359 833,624 0 .19
Southern Veterinary Partners LLC, First Lien, 2024-3 New
CME Term Loan , 7.527% , ( 3-month SOFR + 3.25% ),
12/04/31 .................................. United States 517,241 516,274 0 .11
1,706,940 0 .38
a a a a a a

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
Senior Floating Rate Interests
(continued)
g
Professional Services
CHG Healthcare Services, Inc., First Lien, Refinancing
CME Term Loan , 7.313% , ( 3-month SOFR + 3% ),
9/29/28 ................................... United States 1,595,662 $ 1,593,220 0 .35
CoreLogic, Inc., First Lien, Initial CME Term Loan ,
7.936% , ( 1-month SOFR + 3.5% ), 6/02/28 ......... United States 2,573,333 2,544,924 0 .57
Dun & Bradstreet Corp. (The), First Lien, Incremental
CME Term Loan, B2 , 6.57% , ( 1-month SOFR + 2.25% ),
1/18/29 ................................... United States 794,933 793,442 0 .18
Grant Thornton Advisors LLC, First Lien, 2025
Incremental CME Term Loan , 7.075% , ( 1-month SOFR
+ 2.75% ), 6/02/31 ........................... United States 773,894 769,057 0 .17
Ingenovis Health, Inc., First Lien, Initial CME Term Loan ,
8.825% , ( 3-month SOFR + 4.25% ), 3/06/28 ........ United States 260,683 106,011 0 .02
Soliant Lower Intermediate LLC, First Lien, Initial CME
Term Loan , 8.002% , ( 3-month SOFR + 3.75% ), 7/18/31 United States 1,408,650 1,376,075 0 .31
WestJet Loyalty LP, First Lien, Initial CME Term Loan ,
7.549% , ( 3-month SOFR + 3.25% ), 2/14/31 ........ Canada 3,021,178 2,886,645 0 .64
10,069,374 2 .24
a a a a a a
Real Estate Management & Development
g
Cushman & Wakefield US Borrower LLC, First Lien,
2024-3 CME Term Loan , 7.572% , ( 1-month SOFR +
3.25% ), 1/31/30 ............................. United States 101,602 101,772 0 .02
Semiconductors & Semiconductor Equipment
g
MKS Instruments, Inc., First Lien, 2025-1 Dollar CME
Term Loan, B , 6.323% , ( 1-month SOFR + 2% ), 8/17/29 United States 1,548,048 1,540,695 0 .34
g
Software
Boxer Parent Co., Inc., First Lien, 2031 Replacement
Dollar CME Term Loan , 7.322% , ( 1-month SOFR +
3% ), 7/30/31 ............................... United States 2,000,000 1,963,520 0 .44
Central Parent LLC, First Lien, 2024 Refinancing CME
Term Loan , 7.549% , ( 3-month SOFR + 3.25% ), 7/06/29 United States 4,942,935 4,140,375 0 .92
Cloud Software Group, Inc., First Lien, Incremental CME
Term Loan, B , 8.049% , ( 3-month SOFR + 3.75% ),
3/21/31 ................................... United States 1,209,896 1,197,797 0 .27
Cloud Software Group, Inc., First Lien, Initial Dollar Term
Loan, B , 7.799% , ( 3-month SOFR + 3.5% ), 3/30/29 .. United States 3,505,524 3,468,470 0 .77
Cloudera, Inc., First Lien, Initial CME Term Loan , 8.172% ,
( 1-month SOFR + 3.75% ), 10/09/28 .............. United States 1,882,887 1,858,183 0 .41
Cloudera, Inc., Second Lien, Initial CME Term Loan ,
10.422% , ( 1-month SOFR + 6% ), 10/10/29 ......... United States 1,000,000 944,170 0 .21
Clover Holdings 2 LLC, First Lien, Initial CME Term Loan ,
8.295% , ( 3-month SOFR + 4% ), 12/09/31 .......... United States 910,530 910,531 0 .20
ConnectWise LLC, First Lien, Initial CME Term Loan ,
8.061% , ( 3-month SOFR + 3.5% ), 9/29/28 ......... United States 785,787 785,461 0 .17
ECI Macola/Max Holding LLC, First Lien, CME Term
Loan, B , 7.549% , ( 3-month SOFR + 3.25% ), 5/09/30 . United States 1,890,319 1,886,538 0 .42
Epicor Software Corp., First Lien, CME Term Loan, E ,
7.072% , ( 1-month SOFR + 2.75% ), 5/30/31 ........ United States 2,294,833 2,286,756 0 .51
Flexera Software LLC, First Lien, CME Term Loan, B3 ,
7.299% , ( 3-month SOFR + 3% ), 3/03/28 .......... United States 327,099 325,873 0 .07
Genesys Cloud Services, Inc., First Lien, 2025 Dollar
CME Term Loan , 6.825% , ( 1-month SOFR + 2.5% ),
1/30/32 ................................... United States 2,621,257 2,589,854 0 .57
IGT Holding IV AB, First Lien, CME Term Loan , 7.782% ,
( 1-day SOFR + 3.5% ), 8/29/31 .................. Sweden 987,459 989,928 0 .22

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
Senior Floating Rate Interests
(continued)
g
Software (continued)
McAfee Corp., First Lien, CME Term Loan, B1 , 7.319% ,
( 1-month SOFR + 3% ), 3/01/29 ................. United States 4,933,051 $ 4,650,437 1 .03
PointClickCare Technologies, Inc., First Lien, 2024-1
CME Term Loan , 7.549% , ( 3-month SOFR + 3.25% ),
11/03/31 .................................. Canada 665,000 664,794 0 .15
Polaris Newco LLC, First Lien, Dollar CME Term Loan ,
8.291% , ( 3-month SOFR + 3.75% ), 6/02/28 ........ United States 1,228,137 1,187,264 0 .26
h
Project Alpha Intermediate Holding, Inc., First Lien,
Second Amendment Refinancing CME Term Loan ,
7.549% , ( 6-month SOFR + 3.25% ), 10/28/30 ....... United States 2,332,773 2,326,136 0 .52
Project Boost Purchaser LLC, First Lien, Initial CME Term
Loan , 7.299% , ( 3-month SOFR + 3% ), 7/16/31 ...... United States 2,283,817 2,267,636 0 .50
Rocket Software, Inc., First Lien, CME Term Loan ,
8.572% , ( 1-month SOFR + 4.25% ), 11/28/28 ....... United States 1,554,552 1,546,127 0 .34
Sophos Holdings LLC, First Lien, Dollar CME Term Loan ,
7.935% , ( 1-month SOFR + 3.5% ), 3/05/27 ......... United States 1,476,759 1,477,571 0 .33
Sovos Compliance LLC, First Lien, Amendment No.
2 Replacement CME Term Loan , 8.322% , ( 1-month
SOFR + 4% ), 8/13/29 ......................... United States 2,080,146 2,074,779 0 .46
UKG, Inc., First Lien, Initial CME Term Loan , 7.32% ,
( 1-month SOFR + 3% ), 2/10/31 ................. United States 6,552,253 6,537,379 1 .45
Zelis Payments Buyer, Inc., First Lien, Amendment No. 5
CME Term Loan , 7.572% , ( 1-month SOFR + 3.25% ),
11/26/31 .................................. United States 574,497 564,012 0 .13
46,643,591 10 .35
a a a a a a
g
Specialty Retail
f
GNC Holdings, Inc., Second Lien, CME Term Loan , PIK,
10.425% , ( 1-month SOFR + 6% ), 10/07/26 ......... United States 5,077,713 3,452,845 0 .77
Great Outdoors Group LLC, First Lien, CME Term Loan,
B , 7.572% , ( 1-month SOFR + 3.25% ), 1/23/32 ...... United States 1,780,199 1,745,040 0 .39
h
Michaels Cos., Inc. (The), First Lien, CME Term Loan, B ,
8.811% , ( 3-month SOFR + 4.25% ), 4/17/28 ........ United States 2,026,289 1,125,097 0 .25
Petco Health & Wellness Co., Inc., First Lien, Initial CME
Term Loan , 7.811% , ( 3-month SOFR + 3.25% ), 3/03/28 United States 3,710,943 3,249,042 0 .72
RealTruck Group, Inc., First Lien, Initial CME Term Loan ,
7.936% , ( 1-month SOFR + 3.5% ), 1/31/28 ......... United States 620,795 580,732 0 .13
RelaDyne, Inc., First Lien, CME Term Loan , 8.325% ,
( 1-month SOFR + 4% ), 12/23/30 ................ United States 2,268,719 2,268,152 0 .50
Specialty Building Products Holdings LLC, First Lien,
Initial CME Term Loan , 8.172% , ( 1-month SOFR +
3.75% ), 10/16/28 ............................ United States 692,857 649,997 0 .14
White Cap Supply Holdings LLC, First Lien, CME Term
Loan, C , 7.575% , ( 1-month SOFR + 3.25% ), 10/19/29 United States 1,558,229 1,522,756 0 .34
14,593,661 3 .24
a a a a a a
g
Textiles, Apparel & Luxury Goods
ABG Intermediate Holdings 2 LLC, First Lien, CME Term
Loan, B1 , 6.672% , ( 1-month SOFR + 2.25% ), 12/21/28 United States 1,169,460 1,149,948 0 .26
Flash Charm, Inc., First Lien, CME Term Loan, B2 ,
7.791% , ( 3-month SOFR + 3.5% ), 3/02/28 ......... United States 1,554,987 1,419,415 0 .31
Hanesbrands, Inc., First Lien, CME Term Loan, B ,
7.072% , ( 1-month SOFR + 2.75% ), 3/08/32 ........ United States 718,118 713,630 0 .16
3,282,993 0 .73
a a a a a a

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
Senior Floating Rate Interests
(continued)
Trading Companies & Distributors
g
Foundation Building Materials, Inc., First Lien, CME Term
Loan , 8.552% , ( 3-month SOFR + 4% ), 1/29/31 ...... United States 2,910,294 $ 2,690,465 0 .60
Wireless Telecommunication Services
g
Crown Subsea Communications Holding, Inc., First Lien,
2024 CME Term Loan , 8.324% , ( 1-month SOFR + 4% ),
1/30/31 ................................... United States 1,120,565 1,122,245 0 .25
Total Senior Floating Rate Interests (Cost $ 397,032,932 ) ..................
383,517,898 85 .12
Shares/Units
Escrows and Litigation Trusts
a,b
Millennium Corporate Claim Trust, Escrow Account .... United States 6,589,709 — 0.00
a,b
Millennium Lender Claim Trust, Escrow Account ...... United States 6,589,709 — 0.00
Total Escrows and Litigation Trusts (Cost $ – ) ............................
— 0.00
Total Long Term Investments (Cost $ 446,787,620 ) ........................
424,309,672 94 .17
a
Short Term Investments
a a
Principal
Amount
*
a Value
% of Net
Assets
aa aa aa aa aa aa
Repurchase Agreements
j
Joint Repurchase Agreement , 4.354% , 5/01/25 (Maturity Value
$ 21,272,000 )
BNP Paribas Securities Corp. (Maturity Value $14,144,179)
Deutsche Bank Securities, Inc. (Maturity Value $2,601,778)
HSBC Securities (USA), Inc. (Maturity Value $4,526,043)
Collateralized by U.S. Government Agency Securities, 3% - 6%, 6/20/51 -
2/20/55; U.S. Treasury Bills, 5/22/25 - 12/26/25; and U.S. Treasury Notes,
4%, 12/15/27 (valued at $ 21,713,072 ) .......................... 21,269,428 21,269,428 4 .72
Total Repurchase Agreements (Cost $ 21,269,428 ) ........................
21,269,428 4 .72
a a a
a a
Country Shares a Value
% of Net
Assets
a a a a a a
Investments from Cash Collateral Received
for Loaned Securities
Money Market Funds
c,k
Institutional Fiduciary Trust - Money Market Portfolio ,
4.052% ................................... United States 32,000 32,000 0 .01
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $ 32,000 ) ........................................................
32,000 0 .01
Total Short Term Investments (Cost $ 21,301,428 ) .........................
21,301,428 4 .73
a
Total Investments (Cost $ 468,089,048 ) ..................................
$445,611,100 98 .90
Other Assets, less Liabilities ...........................................
4,975,243 1 .10
Net Assets ...........................................................
$450,586,343 100.00

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

See Abbreviations on page 21 .
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.01% of net assets.
a
Non-income producing.
b
Fair valued using significant unobservable inputs. See Note 5 regarding fair value measurements.
c
See Note 4 regarding investments in affiliated management investment companies.
d
A portion or all of the security is on loan at April 30, 2025.
e
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At April 30, 2025, the aggregate value of these securities was $27,270,335, representing 6.1% of net assets.
f
Income may be received in additional securities and/or cash.
g
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
h
A portion or all of the security purchased on a delayed delivery basis.
i
See Note 3 regarding unfunded loan commitments.
j
Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At April 30, 2025, all repurchase agreements had been entered into on that date.
k
The rate shown is the annualized seven-day effective yield at period end.

Franklin Floating Rate Master Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
1. Organization
Franklin Floating Rate Master Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of one fund, Franklin Floating Rate Master Series (Fund). The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification
Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946. The shares are exempt from registration under the Securities Act of 1933.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust's Board of Trustees (the Board), the Board has designated the Fund's investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund's administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the closing NAV. Investments in repurchase agreements are valued at cost, which approximates fair value.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
3. Unfunded Loan Commitments
The Fund enters into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily. Funded portions of credit agreements are presented in the Schedule of Investments.

Franklin Floating Rate Master Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
At April 30, 2025, unfunded commitments were as follows:
4. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a "Controlled Affiliate" of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund's outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended April 30,
2025, the Fund held investments in affiliated management investment companies as follows:
5. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
Borrower Unfunded Commitment
Franklin Floating Rate Master Series
Clydesdale Acquisition Holdings, Inc. $ 39,409
Signia Aerospace LLC 58,387
$ 97,796
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Floating Rate Master Series
Non-Controlled Affiliates
Dividends
Franklin Senior Loan ETF .... $6,866,074 $— $(4,098,136) $(161,568) $81,127 $2,687,497 112,166 $213,209
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 4.052% $— $23,883,000 $(23,851,000) $— $— $32,000 32,000 $14,365
Total Affiliated Securities ... $6,866,074 $23,883,000 $(27,949,136) $(161,568) $81,127 $2,719,497 $227,574
3. Unfunded Loan Commitments
(continued)

Franklin Floating Rate Master Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of April 30, 2025, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
Level 1 Level 2 Level 3 Total
Franklin Floating Rate Master Series
Assets:
Investments in Securities:
Common Stocks :
Industrial Machinery & Supplies & Components $ — $ — $ 5,380,984 $ 5,380,984
Leisure Facilities ....................... — 28,334 — 28,334
Oil & Gas Exploration & Production ......... 1,466,706 — — 1,466,706
Management Investment Companies ......... 6,645,017 — — 6,645,017
Warrants .............................. — — 398 398
Corporate Bonds ........................ — 27,270,335 — 27,270,335
Senior Floating Rate Interests ............... — 383,517,898 — 383,517,898
Escrows and Litigation Trusts ............... — — —
a
—
Short Term Investments ................... 32,000 21,269,428 — 21,301,428
Total Investments in Securities ........... $8,143,723 $432,085,995 $5,381,382 $445,611,100
Liabilities:
Other Financial Instruments:
Unfunded Loan Commitments ............... $— $599 $— $599
$— $— $— $—
Total Other Financial Instruments ......... $— $599 $— $599
a
Includes financial instruments determined to have no value.
Balance at
Beginning of
Period Purchases Sales
Transfer
Into
Level 3
a
Transfer
Out of
Level 3
Net
Accretion
( Amortiza -
tion )
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Franklin Floating Rate Master Series
Assets:
Investments in Securities:
Common Stocks :
Machinery ......... $ — $ — $ — $ 5,136,509 $ — $ — $ — $ 244,475 $ 5,380,984 $ 244,475
Warrants :
Machinery ......... 30 — — — — — — 368 398 368
Escrows and Litigation
Trusts : —
b
— — — — — — — —
b
—
Total Investments in
Securities ............ $30 $— $— $5,136,509 $— $— $— $244,843 $5,381,382 $244,843
a
Transferred into Level 3 as a result of the unavailability of a quoted market price in an active market for identical securities and other significant observable valuation inputs.
b
Includes financial instruments determined to have no value.
5. Fair Value Measurements
(continued)

Franklin Floating Rate Master Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of April 30, 2025, are as follows:
Abbreviations
Description
Fair Value
at End of
Period Valuation Technique Unobservable Inputs Amount
Impact to
Fair Value
if Input
Increases
a
Franklin Floating Rate Master Series
Assets:
Investments in Securities:
Common Stocks:
Machinery. . . . . . . . . . . . $5,380,984 Market comparables Discount for lack of marketability
15.6% Decrease
EBITDA $40.1 mil Increase
EV/EBITDA multiple 7.1x Increase
All Other Investments . . . . 398
b,c
Total . . . . . . . . . . . . . .
............
$5,381,382
a
Represents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
b
Includes the fair value of immaterial assets and/or liabilities developed using various valuation techniques and unobservable inputs.
c
Includes financial instruments determined to have no value.
Abbreviations List
EBITDA - Earnings before interest, taxes, depreciation and amortization
EV - Enterprise value
Cu r rency
USD
United States Dollar
Selected Portfolio
CME
Chicago Mercantile Exchange
ETF
Exchange-Traded Fund
PIK
Payment-In-Kind
SOFR
Secured Overnight Financing Rate
5. Fair Value Measurements
(continued)
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.